Borrowings - Additional Information - Loma Negra C.I.A.S.A. (Detail) - Loma Negra C.I.A.S.A. [member]				1 Months Ended
	Jul. 22, 2015 ARS ($) Installment	Jul. 21, 2015 ARS ($) Installment	Sep. 30, 2013 ARS ($) Installment	May 31, 2017 USD ($) Installment	Jun. 30, 2016 ARS ($) Installment	Mar. 31, 2016 ARS ($) Installment	Apr. 06, 2017 ARS ($)	Jun. 30, 2016 USD ($)
In Argentina Pesos [member] | Banco Provincia de Buenos Aires [member] | BADLAR corrected plus 4% [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 80,000,000
Number of semi-annual installments | Installment			10
In Argentina Pesos [member] | Banco Patagonia S.A. [member] | BADLAR corrected plus 1.65% [member]
Disclosure of detailed information about borrowings [line items]
Face amount		$ 200,000,000
Number of quarterly installments | Installment		9
In Argentina Pesos [member] | Banco Santander Rio S.A. [member] | BADLAR corrected plus 4% [member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 250,000,000
Number of quarterly installments | Installment	9
In Argentina Pesos [member] | Banco Provincia de Buenos Aires One [member] | BADLAR corrected plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Face amount						$ 150,000,000
Number of monthly installments | Installment						25
In Argentina Pesos [member] | Banco Provincia de Buenos Aires two [member] | BADLAR corrected plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Face amount					$ 150,000,000
Number of monthly installments | Installment					25
In Argentina Pesos [member] | Banco Provincia de Buenos Aires three [member] | BADLAR corrected plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Face amount					$ 20,000,000
Number of monthly installments | Installment					25
In Argentina Pesos [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount							$ 150,000,000
In US Dollars [member] | Industrial And Commercial Bank Of China [member] | LIBOR plus 3.4 [member]
Disclosure of detailed information about borrowings [line items]
Face amount								$ 50,000,000
Number of semi-annual installments | Installment					5
In US Dollars [member] | Industrial And Commercial Bank Of China [member] | LIBOR plus 3.75 [member]
Disclosure of detailed information about borrowings [line items]
Face amount				$ 65,000,000
Number of semi-annual installments | Installment				5